Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO M. West (2) (3)	Compensation Actually Paid to former PEO M. West (2) (3) (5)	Summary Compensation Table Total for former PEO J. Hackett (2) (3)	Compensation Actually Paid to former PEO J. Hackett (2) (3) (6)	Summary Compensation Table Total for PEO S. Ledger (2) (3)	Compensation Actually Paid to PEO S. Ledger (2) (3) (7)	Average Summary Compensation Table Total for Non-PEO NEOs (4) (8)	Average Compensation Actually Paid to Non-PEO NEOs (4) (9)	Valuation of Initial Fixed $100 Investment Based on TSR (10)	Net Income (Loss) (in thousands) (11)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$1,059,269	$1,059,388	$102,850	$102,850	$—	$—	$300,354	$258,606	$69.76	$5,269
2024	$—	$—	$51,183	$51,183	$3,703,621	$3,703,621	$1,740,851	$1,740,851	$25.42	$(11,207)
2025	$—	$—	$—	$—	$637,500	$(356,796)	$545,300	$429,984	$9.69	$(19,215)

Named Executive Officers, Footnote
(3) For each of the three years presented above, our Principal Executive Officers (“PEO”) were (i) Michael D. West and Joanne Hackett in 2023, (ii) Joanne Hackett and Steve Ledger in 2024, and (iii) Steve Ledger in 2025.
	(4) For each of the three years presented above, our Non-PEO NEOs were: (i) Andrea Park and Nafees N. Malik in 2023, (ii) Gregory S. Curhan and Srini Tenjarla in 2024, and (iii) Randall Moreadith and Srini Tenjarla in 2025.
Adjustment To PEO Compensation, Footnote
(5) The dollar amounts reported in this column represent the amount of the “compensation actually paid” to Mr. West. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to
Mr. West total compensation for each year to determine the compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to PEO M. West	2024 ($)	2023 ($)
Summary Compensation Table Totals for PEO	—	1,059,269
Less: Equity Award Values Reported in SCT for the Covered Year ($)	—	(448,824)
Plus: Fair Value for Equity Awards Modified in the Covered Year (on Modification Date) ($)	—	448,824
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in Covered Year at Year-End ($)	—	—
Plus: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years at Year-End ($)	—	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	—	119
Compensation Actually Paid	—	1,059,388

(6) The dollar amounts reported in this column represent the amount of the “compensation actually paid” to Ms. Hackett. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Ms. Hackett total compensation for each year to determine the compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to PEO J. Hackett	2024 ($)	2023 ($)
Summary Compensation Table Totals for PEO	51,183	102,850
Less: Equity Award Values Reported in SCT for the Covered Year ($)	—	—
Plus: Fair Value for Equity Awards Granted and Vested in the Covered Year (on Vest Date) ($)	—	—
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in Covered Year at Year-End ($)	—	—
Plus: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years at Year-End ($)	—	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	—	—
Compensation Actually Paid	51,183	102,850

(7) The dollar amounts reported in this column represent the amount of the “compensation actually paid” to Mr. Ledger. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Mr. Ledger total compensation for each year to determine the compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Actually Paid to PEO S. Ledger	2025 ($)	2024 ($)
Summary Compensation Table Totals for PEO	637,500	3,703,621
Less: Equity Award Values Reported in SCT for the Covered Year ($)	—	(3,232,422)
Plus: Fair Value for Equity Awards Granted and Vested in the Covered Year (on Vest Date) ($)	—	—
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in Covered Year at Year-End ($)	—	3,232,422
Plus: Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years at Year-End ($)	(988,860)	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	(5,436)	—
Compensation Actually Paid	(356,796)	3,703,621

Non-PEO NEO Average Total Compensation Amount	$ 545,300	$ 1,740,851	$ 300,354
Non-PEO NEO Average Compensation Actually Paid Amount	$ 429,984	1,740,851	258,606
Adjustment to Non-PEO NEO Compensation Footnote
(9) The dollar amounts reported in this column for our Non-PEO NEOs as a group in each appliable year, represent averages of the “compensation actually paid” to the Non-PEO NEOs. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the average compensation actually paid are shown in the table below:

Adjustments to Determine Compensation Average Actually Paid to Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Average Summary Compensation Table Totals	545,300	1,740,851	300,354
Less: Average Equity Award Values Reported in SCT for the Covered Year ($)	—	(1,483,855)	(9,940)
Plus: Average Fair Value for Equity Awards Granted and Vested in the Covered Year (on Vest Date) ($	—	60,319	—
Plus: Average Fair Value of Outstanding Unvested Equity Awards Granted in Covered Year at Year-End ($)	—	1,423,536	—
Plus: Average Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years at Year-End ($)	(119,486)	—	(8,358)
Plus: Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Covered Year (on Vest Date) ($)	4,170	—	(23,450)
Average Compensation Actually Paid	429,984	1,740,851	258,606

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid vs. Cumulative TSR of Company

The following chart illustrates the relationship between Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs against the Company’s TSR:

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid vs. Net Income (Loss)

The following chart illustrates the relationship between Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our Non-PEO NEOs against the Company’s net income (loss).

Total Shareholder Return Amount	$ 9.69	25.42	69.76
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (19,215,000)	(11,207,000)	5,269,000
Additional 402(v) Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The dollar amounts presented as compensation actually paid in the disclosure below do not reflect the actual amount of compensation earned by or paid to the Company’s PEO and Non-PEO NEOs during the applicable fiscal year. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
(1) We are a smaller reporting company pursuant to Rule 405 of the Securities Act. As such, we are only required to include information for the past three fiscal years in the table.
(2) The dollar amounts reported in this column are the amounts of the total compensation reported in the “Total” column of the Summary Compensation Table for the 2023, 2024, and 2025 fiscal years.
(8) The dollar amounts reported in this column represent the average of the amounts reported for the Non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table as disclosed in the proxy statements for the applicable years.
(10) Cumulative Total Shareholder Return (“TSR”) represents the return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2022 through the last trading day of the applicable fiscal year.

(11) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for each year presented.
Analysis of the Information Presented in the Pay Versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Michael D. West [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	1,059,269
PEO Actually Paid Compensation Amount		0	1,059,388
Joanne Hackett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		51,183	102,850
PEO Actually Paid Compensation Amount		51,183	102,850
Steve Ledger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 637,500	3,703,621
PEO Actually Paid Compensation Amount	(356,796)	3,703,621
PEO | Michael D. West [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(448,824)
PEO | Michael D. West [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Michael D. West [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Michael D. West [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	119
PEO | Michael D. West [Member] | Year-end Fair Value of Equity Awards Modified in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	448,824
PEO | Joanne Hackett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Joanne Hackett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Joanne Hackett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Joanne Hackett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Joanne Hackett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Steve Ledger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,232,422)
PEO | Steve Ledger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,232,422
PEO | Steve Ledger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(988,860)	0
PEO | Steve Ledger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Steve Ledger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,436)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,483,855)	(9,940)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,423,536	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,486)	0	(8,358)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	60,319	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,170	$ 0	$ (23,450)